Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 3 Cash and Cash Equivalents

Cash and cash equivalent balances as of December 31, 2017 and 2016 are summarized as follows:

(in thousands)	2017	2016
Cash and cash equivalents in domestic accounts	$396,577	375,122
Cash and cash equivalents in foreign accounts	53,780	50,232
Total	$450,357	425,354

The Company maintains operating accounts outside the United States denominated in currencies other than the U.S. dollar. All amounts in domestic accounts are denominated in U.S. dollars.